NOTES PAYABLE - Term Loan Due to SPE Member (Details) - Term Loan Due To SPE Member - Term Loan - USD ($) $ in Millions	May 31, 2020	Jun. 01, 2020	Dec. 31, 2018
Debt Instrument [Line Items]
Face amount			$ 13.3
Fixed interest rate, annual		12.50%
Final balloon payment		$ 3.0
Repayment of debt	$ 5.9